Commitment and Contingencies - Narrative (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	$ 34,258,000	$ 18,250,000	$ 17,788,000	$ 17,610,000	$ 18,435,000
Array | TRA
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	$ 18,324,000	17,808,000	17,346,000	17,168,000	17,993,000
Gain in fair value of TRA		$ 2,700,000
Tax Receivable Agreement, payment term	125 days	125 days
Array | Earn-Out Liability
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	$ 15,934,000	$ 442,000	$ 442,000	$ 442,000	$ 442,000
Maximum aggregate earn-out consideration	$ 25,000,000	25,000,000
Cost of Revenue
Business Acquisition, Contingent Consideration [Line Items]
Lease expenses		1,500,000
General and Administrative Expense
Business Acquisition, Contingent Consideration [Line Items]
Lease expenses		$ 300,000